Financial statements of Barclays PLC, Parent company accounts - Balance sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Loans and advances to subsidiaries	£ 339,115	£ 326,406
Financial assets at fair value through the income statement	133,086	149,648
Derivative financial instruments	229,236	222,538
Other assets	3,089	3,425
Total Assets	1,140,229	1,133,300
Liabilities
Deposits at amortised cost	415,787	394,838
Subordinated liabilities	18,156	20,559
Debt securities in issue	76,369	82,286
Financial liabilities designated at fair value	204,326	216,834
Other liabilities	8,505	7,716
Total liabilities	1,074,569	1,069,504
Equity
Other equity instruments	10,871	9,632
Other reserves	4,760	5,153
Retained earnings	44,204	43,460
Total equity	65,660	63,779
Total liabilities and equity	1,140,229	1,133,283
Barclays PLC [member]
Assets
Investments in subsidiaries	59,546	57,374
Loans and advances to subsidiaries	28,850	29,374
Financial assets at fair value through the income statement	10,348	6,945
Derivative financial instruments	58	168
Other assets	2	115
Total Assets	98,804	93,976
Liabilities
Deposits at amortised cost	500	576
Subordinated liabilities	7,656	6,775
Debt securities in issue	30,564	32,373
Financial liabilities designated at fair value	3,498	0
Other liabilities	119	72
Total liabilities	42,337	39,796
Equity
Called up share capital	4,331	4,283
Share premium account	263	28
Other equity instruments	10,865	9,633
Other reserves	394	394
Retained earnings	40,614	39,842
Total equity	56,467	54,180
Total liabilities and equity	£ 98,804	£ 93,976